Annual Total Returns[BarChart] - AST Bond Portfolio 2022 - No Share Class	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.85%	(9.74%)	10.37%	2.10%	1.83%	1.57%	(0.15%)	5.89%	5.01%